Inventories	12 Months Ended
Dec. 31, 2021
Inventory Disclosure [Abstract]
INVENTORIES

NOTE 5 - INVENTORIES

a.	Inventories at December 31, 2021 and 2020 consisted of the following:

	December 31,
	2021	2020
Work in progress	$693	$391
Finished goods	388	871
	$1,081	$1,262

b.	The Company recorded inventories write-downs of $367, $55 and $44 for the years ended December 31, 2021, 2020 and 2019, respectively that were recorded as part of cost of revenues.